Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Detail) - Board member [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 14,521,000
Value at grant date of synthetic shares allocated	kr 4,949,682
Number of previously allocated synthetic shares outstanding	276,081
Net change in value of synthetic shares	kr (11,608,861)
Committee fees	2,949,500
Total fees paid in cash	12,245,500
Total remuneration	kr 5,586,321	kr 16,097,264
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	60,018
Ronnie Leten [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 4,375,000
Number of previously allocated synthetic shares outstanding	94,954
Net change in value of synthetic shares	kr (2,501,774)
Committee fees	385,000
Total fees paid in cash	4,760,000
Total remuneration	2,258,226	4,487,599
Helena Stjernholm [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	1,100,000
Value at grant date of synthetic shares allocated	kr 549,992
Number of previously allocated synthetic shares outstanding	23,547
Net change in value of synthetic shares	kr (1,182,457)
Committee fees	180,000
Total fees paid in cash	730,000
Total remuneration	kr 97,535	1,441,705
Helena Stjernholm [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	6,669
Portion of Board fee	50.00%
Jacob Wallenberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,100,000
Value at grant date of synthetic shares allocated	kr 824,947
Number of previously allocated synthetic shares outstanding	35,323
Net change in value of synthetic shares	kr (1,773,786)
Committee fees	180,000
Total fees paid in cash	455,000
Total remuneration	kr (493,839)	1,375,710
Jacob Wallenberg [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	10,003
Portion of Board fee	75.00%
Jon Fredrik Baksaas [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,100,000
Value at grant date of synthetic shares allocated	kr 549,992
Number of previously allocated synthetic shares outstanding	30,007
Net change in value of synthetic shares	kr (1,519,416)
Committee fees	205,000
Total fees paid in cash	755,000
Total remuneration	kr (214,424)	1,250,514
Jon Fredrik Baksaas [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	6,669
Portion of Board fee	50.00%
Jan Carlson [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,100,000
Value at grant date of synthetic shares allocated	kr 824,947
Number of previously allocated synthetic shares outstanding	35,323
Net change in value of synthetic shares	kr (1,773,786)
Committee fees	455,000
Total fees paid in cash	730,000
Total remuneration	kr (218,839)	1,512,156
Jan Carlson [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	10,003
Portion of Board fee	75.00%
Nora Denzel [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,100,000
Value at grant date of synthetic shares allocated	kr 274,955
Number of previously allocated synthetic shares outstanding	11,772
Net change in value of synthetic shares	kr (591,164)
Committee fees	180,000
Total fees paid in cash	1,005,000
Total remuneration	kr 688,791	1,240,674
Nora Denzel [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	3,334
Portion of Board fee	25.00%
Borje Ekholm
Disclosure of Information About Board Management and Employees [line items]
Total remuneration		150,241
Carolina Dybeck Happe [Member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,100,000
Value at grant date of synthetic shares allocated	824,947
Net change in value of synthetic shares	(215,765)
Total remuneration	kr 609,182
Carolina Dybeck Happe [Member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	10,003
Portion of Board fee	75.00%
Eric A. Elzvik [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,100,000
Value at grant date of synthetic shares allocated	kr 274,955
Number of previously allocated synthetic shares outstanding	11,772
Net change in value of synthetic shares	kr (591,164)
Committee fees	475,000
Total fees paid in cash	1,300,000
Total remuneration	kr 983,791	1,480,674
Eric A. Elzvik [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	3,334
Portion of Board fee	25.00%
Kurt Jofs [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,100,000
Value at grant date of synthetic shares allocated	kr 274,955
Number of previously allocated synthetic shares outstanding	19,378
Net change in value of synthetic shares	kr (459,865)
Committee fees	635,000
Total fees paid in cash	1,460,000
Total remuneration	kr 1,275,090	1,598,923
Kurt Jofs [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	3,334
Portion of Board fee	25.00%
Kristin S. Rinne [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,100,000
Value at grant date of synthetic shares allocated	kr 549,992
Number of previously allocated synthetic shares outstanding	14,005
Net change in value of synthetic shares	kr (999,684)
Committee fees	205,000
Total fees paid in cash	755,000
Total remuneration	kr 305,308	1,371,568
Kristin S. Rinne [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	6,669
Portion of Board fee	50.00%
Torbjörn Nyman [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 43,500
Committee fees	22,500
Total fees paid in cash	66,000
Total remuneration	66,000	43,500
Anders Ripa [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	43,500
Committee fees	12,000
Total fees paid in cash	55,500
Total remuneration	55,500	27,000
Kjell-Åke Soting [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	43,500
Committee fees	15,000
Total fees paid in cash	58,500
Total remuneration	58,500	39,000
Annika Salomonsson [Member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	28,500
Total fees paid in cash	28,500
Total remuneration	28,500
Ulf Rosberg [Member] | Deputy Employee Representatives
Disclosure of Information About Board Management and Employees [line items]
Board fees	43,500
Value at grant date of synthetic shares allocated	0
Total fees paid in cash	43,500
Total remuneration	43,500	22,500
Loredana Roslund [member] | Deputy Employee Representatives
Disclosure of Information About Board Management and Employees [line items]
Board fees	43,500
Value at grant date of synthetic shares allocated	0
Total fees paid in cash	43,500
Total remuneration	43,500	27,000
Roger Svensson [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	0
Value at grant date of synthetic shares allocated	0
Total remuneration		7,500
Per Holmberg [member] | Deputy Employee Representatives
Disclosure of Information About Board Management and Employees [line items]
Board fees	0
Value at grant date of synthetic shares allocated	kr 0
Total remuneration		kr 21,000